EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about the mineral property maintenance and exploration costs [Table Text Block]
	United States						Mexico
	MacArthur	Yerington	Bear	Wassuk	Groundhog	Other	Nieves	Total
	$	$	$	$	$	$	$	$
December 31, 2015	18,700	9,315	3,750	660	-	1,562	2,388	36,375
Option payments	(368)	(231)	(3,976)	-	-	-	(1,500)	(6,075)
Balance, December 31, 2015	18,332	9,084	(226)	660	-	1,562	888	30,300
Additions:
Property maintenance	150	63	1,388	152	-	-	-	1,753
Geological & mapping	-	376	732	-	-	-	-	1,108
Geophysical & survey	79	154	46	-	-	-	-	279
Assay & labs	4	1	80	-	-	-	-	85
Drilling	-	-	1,150	-	-	-	-	1,150
Other	47	78	322	-	-	-	-	447
	280	672	3,718	152	-	-	-	4,822
Disposal	-	-	-	-	-	(82)	(888)	(970)
Impairment	-	-	-	-	-	(1,480)	-	(1,480)
Option payments	(1,075)	(356)	(3,492)	(152)	-	-	-	(5,075)
Balance, December 31, 2016	17,537	9,400	-	660	-	-	-	27,597
Additions:
Property maintenance	151	160	895	252	126	-	-	1,584
Geological & mapping	47	639	-	6	412	-	-	1,104
Geophysical & survey	34	240	95	1	525	-	-	895
Assay & labs	42	104	-	85	-	-	-	231
Drilling	300	1,393	4	-	200	-	-	1,897
Other	-	131	1	-	248		-	380
	574	2,667	995	344	1,511	-	-	6,091
Option payments	(223)	(1,495)	(675)	-	-	-	-	(2,393)
Balance, December 31, 2017	17,888	10,572	320	1,004	1,511	-	-	31,295